Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income/(loss)	$ (1,393)	$ 8,895
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	3,752	3,095
Amortization of special survey costs	264	194
Amortization and write-off of financing costs	115	114
Amortization of restricted common stock grants	142	17
Changes in assets and liabilities:
Inventories	455	(1,154)
Due from/(to) related parties	2,128	178
Trade accounts receivable, net	2,567	(253)
Prepayments and other current assets	313	(1,133)
Insurance claim receivable	(95)
Special survey cost	(1,020)	(4)
Trade accounts payable	(611)	241
Hire collected in advance	1,191	(296)
Accrued and other liabilities	(257)	785
Net cash provided by operating activities	7,551	10,679
Cash flow from investing activities:
Vessel acquisitions		(44,969)
Vessel additions	(355)	(24)
Vessel additions prepayments	170
Short-term investment in time deposits	3,000	3,000
Net cash (used in)/provided by investing activities	2,815	(41,993)
Cash flows from financing activities:
Proceeds from long-term debt		31,000
Repayment of long-term debt	(3,893)	(3,313)
Contributions from non-controlling interests to joint ventures		5,880
Redemption of Series A Convertible Preferred shares		(2,500)
Payment of financing costs	(1)	(267)
Preferred stock dividends paid		(391)
Common stock re-purchase program	(270)	(380)
Deemed dividend from Konkar Venture acquisition		(7,493)
Net cash provided by/(used in) financing activities	(4,164)	22,536
Net (decrease)/increase in cash and cash equivalents and restricted cash	6,202	(8,778)
Cash and cash equivalents and restricted cash at the beginning of the period	22,593	36,339
Cash and cash equivalents and restricted cash at the end of the period	28,795	27,561
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,897	2,815
Non-cash financing activities – issuance of common stock financing acquisition of vessel “Konkar Venture”		1,382
Unpaid portion of Special survey cost	460
Unpaid portion of vessel additions	$ 101